SUBSEQUENT EVENT - MERGER (Details)		1 Months Ended	5 Months Ended	11 Months Ended
	Jul. 16, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 shares
Subsequent Events
Aggregate gross proceeds | $			$ 25,000	$ 30,000
Class A Common Stock
Subsequent Events
Aggregate Shares held by initial stockholders | shares				3,172,650	4,343,415
Subsequent events | Merger Agreement
Subsequent Events
Value of shares redeemed | $		$ 87,564,196.77
Subsequent events | Merger Agreement | PIPE Investment
Subsequent Events
Aggregate gross proceeds | $	$ 300,000,000.0
Subsequent events | Merger Agreement | NewHold Industrial Technology Holdings LLC | Stock Repurchase Agreement
Subsequent Events
Aggregate Shares held by initial stockholders | shares	4,312,500
Conversion of shares (in shares) | shares	4,312,500
Subsequent events | Merger Agreement | Class A Common Stock
Subsequent Events
Number of shares redeemed | shares	8,755,987	8,755,987
Number of business days for calculation of shares redemption | $	2
Redemption price (in dollars per share) | $ / shares	$ 10.00
Value of shares redeemed | $	$ 87,564,196.77
Subsequent events | Merger Agreement | Class A Common Stock | Legacy Evolv preferred stock and common stock holders
Subsequent Events
Number of shares entitle to receive | shares	0.378